Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Jun 25, 2012
Document Effective Date	Jun 25, 2012
Prospectus Date	Feb 29, 2012

NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Enhanced Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf7_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Enhanced Income Fund
Nationwide Government Bond Fund
Nationwide Money Market Fund
Nationwide Short Duration Bond Fund

Supplement dated June 25, 2012
to the Prospectus dated February 29, 2012

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
Front-end sales charges will no longer apply to the purchase of Class D shares. Accordingly, brokers and other financial intermediaries who assist their customers in purchasing Class D shares will no longer be entitled to receive a dealer commission as a part of the offering price of Class D shares.

2.	Class D shares of the Nationwide Bond Fund and the Nationwide Government Bond Fund will be renamed “Institutional Service Class” shares.

3.	The minimum initial investment to purchase Institutional Service Class shares of the Nationwide Bond Fund and Nationwide Government Bond Fund is $50,000.

4.	No minimum additional investment requirement applies to the purchase of additional Institutional Service Class shares of a Fund.

5.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A and Class D Sales Charges” on page 32 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

•
any investor who purchases Class A shares of a Fund (the “New Fund”) directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Service Class or Institutional Class shares of another Nationwide Fund, where the New Fund does not offer, as applicable, Institutional Service Class or Institutional Class shares.

6.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class and Service Class Shares” on page 34 of the Prospectus, is supplemented with the following:

•	current holders of Institutional Service Class shares of any Nationwide Fund (Institutional Service Class shares only).

7.	The list of investors who are eligible to purchase Institutional Class shares, under the heading “Institutional Class Shares” on page 34 of the Prospectus, is supplemented with the following:
•	current holders of Institutional Class shares of any Nationwide Fund.

8.	The following modifies the information found on page 38 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Institutional Class shares seeking to exchange such shares for Institutional Class shares of another Fund, where such Institutional Service Class or Institutional Class shares, as applicable, had been designated as Class D shares at the close of business on July 31, 2012.

9.	The Funds may, under circumstances they deem to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012